Organization and Business Operations - Financing (Details) - USD ($)			6 Months Ended
	Mar. 10, 2020	Jan. 24, 2020	Jun. 30, 2020
Significant Accounting Policies
Proceeds from issuance of shares			$ 690,000,000
Principal deposited in Trust Account		$ 600,000,000	690,000,000
Proceeds from private placement of warrants			$ 15,050,000
Number of warrants to purchase shares issued.			10,033,333
Public Offering
Significant Accounting Policies
Proceeds from issuance of shares	$ 690,000,000	600,000,000
Private Placement
Significant Accounting Policies
Principal deposited in Trust Account			$ 690,000,000
Number of warrants to purchase shares issued.			10,033,333
If the underwriter's over-allotment option is exercised in full
Significant Accounting Policies
Principal deposited in Trust Account		$ 690,000,000